S000019579 [Member] Expense Example - World Selection Index Fund	Mar. 31, 2026 USD ($)
Class K
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 25
Expense Example, with Redemption, 3 Years	77
Expense Example, with Redemption, 5 Years	135
Expense Example, with Redemption, 10 Years	306
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	93
Expense Example, with Redemption, 5 Years	163
Expense Example, with Redemption, 10 Years	$ 368